LOSS PER SHARE - Summary of computation of basic and diluted earnings per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Q&K International Group Limited	¥ (243,224)	$ (38,369)	¥ (307,974)
Denominator:
Weighted average number of ordinary shares - basic	1,728,612,425	1,728,612,425	1,352,152,052
Weighted average number of ordinary shares - diluted	1,728,612,425	1,728,612,425	1,352,152,052
Net loss per share - basic | (per share)	¥ (0.14)	$ (0.02)	¥ (0.23)
Net loss per share - diluted | (per share)	¥ (0.14)	$ (0.02)	¥ (0.23)